UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA PRECIOUS METALS AND MINERALS FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2006

 [LOGO OF USAA]
    USAA(R)

                              USAA PRECIOUS METALS
                                 and MINERALS Fund

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2006

                                                                      (Form N-Q)

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 P O R T F O L I O
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                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (94.6%)

              STOCKS (94.5%)
              --------------
              GOLD (72.4%)

              AUSTRALIAN GOLD COMPANIES (7.0%)
   600,000    Australian Solomons Gold Ltd.*(a)                                                $    706
 9,000,000    Ballarat Goldfields NL*(a),(b)                                                      1,634
11,000,000    Lihir Gold Ltd.*(a)                                                                25,410
   650,000    Newcrest Mining Ltd.(a)                                                             9,793
 2,000,000    Sino Gold Ltd.*(a),(b)                                                              7,386
                                                                                               --------
                                                                                                 44,929
                                                                                               --------
              EUROPEAN GOLD COMPANIES (3.5%)
 1,000,000    Randgold Resources Ltd. ADR*(b)                                                    22,440
                                                                                               --------
              NORTH AMERICAN GOLD COMPANIES (58.8%)
 1,000,000    Agnico-Eagle Mines Ltd.(b)                                                         37,750
   750,000    American Bonanza Gold Corp.*                                                          258
 1,900,000    Aurizon Mines Ltd.*                                                                 4,762
 1,000,000    Barrick Gold Corp.                                                                 33,480
 3,200,000    Cambior, Inc.*                                                                     11,262
   700,000    Centerra Gold, Inc.*                                                                6,941
 3,076,900    Eldorado Gold Corp.*                                                               15,227
   400,000    Freeport-McMoRan Copper & Gold, Inc. "B"(b)                                        23,284
 1,425,000    Gammon Lake Resources, Inc.*                                                       18,243
 1,000,000    Glamis Gold Ltd.*                                                                  46,120
   750,000    Glencairn Gold Corp.*                                                                 441
 1,120,000    Goldcorp, Inc.(b)                                                                  30,979
    75,000    IAMGOLD Corp.                                                                         820
 2,160,100    Jinshan Gold Mines, Inc.*                                                           2,345
 2,100,000    Kinross Gold Corp.*                                                                29,449
   900,000    Meridian Gold, Inc.*                                                               26,766
   400,000    Metallic Ventures Gold, Inc.*                                                         879
   400,000    Minefinders Corp. Ltd.*                                                             3,908
 1,000,000    Miramar Mining Corp.*                                                               4,198
   110,000    New Gold, Inc.*                                                                       960
   600,000    Newmont Mining Corp.                                                               30,750
   375,000    Northern Star Mining Corp. (acquired 5/05/2006; cost: $373)*(a),(c),(d)               384
   455,000    Premier Gold Mines Ltd.*                                                              432
   600,000    Royal Gold, Inc.(b)                                                                17,874
 2,900,000    Yamana Gold, Inc.*                                                                 29,701
                                                                                               --------
                                                                                                377,213
                                                                                               --------
              SOUTH AMERICAN GOLD COMPANIES (3.1%)
   700,000    Compania de Minas Buenaventura S.A. ADR(b)                                         19,565
                                                                                               --------
              Total Gold (cost: $242,497)                                                       464,147
                                                                                               --------
              BASE METALS (3.2%)

 9,000,000    Oxiana Ltd.(a),(b)                                                                 19,817
   600,000    Wolfden Resources, Inc.*                                                              977
                                                                                               --------
              Total Base Metals (cost: $8,924)                                                   20,794
                                                                                               --------

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                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              DIAMONDS (2.8%)

   500,000    Aber Diamond Corp. (cost: $9,923)                                                $ 18,031
                                                                                               --------
              PLATINUM GROUP METALS (14.1%)

   250,000    Anglo American Platinum Corp.                                                      27,997
   170,000    Impala Platinum Holdings Ltd.                                                      31,456
   600,000    Lonmin plc                                                                         30,754
                                                                                               --------
              Total Platinum Group Metals (cost: $37,057)                                        90,207
                                                                                               --------
              SILVER (2.0%)

 2,000,000    Hecla Mining Co.* (cost: $8,894)(b)                                                13,020
                                                                                               --------
              Total Stocks (cost: $307,295)                                                     606,199
                                                                                               --------
              WARRANTS (0.1%)
              ---------------
              NORTH AMERICAN GOLD COMPANIES (0.1%)

 1,500,000    American Bonanza Gold Corp. (acquired 11/10/2003; cost $0)*(a),(c)                      -
 1,350,000    Glencairn Gold Corp.*                                                                 339
 1,000,000    Jinshan Gold Mines, Inc. (acquired 12/22/2005; cost $0)*(a),(c)                       452
    60,000    Metallic Ventures Gold, Inc.*                                                          22
    55,000    New Gold, Inc.*                                                                        99
   187,500    Northern Star Mining Corp. (acquired 5/05/2006; cost $0)*(a),(c),(d)                    -
                                                                                               --------
              Total Warrants (cost: $316)                                                           912
                                                                                               --------
              Total Equity Securities (cost: $307,611)                                          607,111
                                                                                               --------
 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (5.1%)

              COMMERCIAL PAPER (5.1%)
   $14,528    Countrywide Financial Corp., 5.27%, 9/06/2006                                      14,517
    18,193    Members United Corp. Federal Credit Union, 5.28%, 9/01/2006                        18,193
                                                                                               --------
              Total Money Market Instruments (cost: $32,710)                                     32,710
                                                                                               --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (12.4%)(e)

              CORPORATE OBLIGATIONS (0.8%)
     5,000    Bank of America, N.A., Notes, 5.36%, 6/13/2007                                      5,002
                                                                                               --------
              REPURCHASE AGREEMENTS (11.6%)(f)
    16,800       Credit Suisse First Boston, LLC, 5.27%, acquired on 8/31/2006 and due 9/01/2006 at $16,800 (collateralized by $17,435 of
                 Freddie Mac Discount Notes(g), 5.33%(h), due 12/29/2006; market
                 value $17,137)                                                                  16,800
    17,000    Deutsche Bank Securities, Inc., 5.27%, acquired on 8/31/2006 and due 9/01/2006 at $17,000 (collateralized by $17,622 of Federal
                 Home Loan Mortgage Notes(g), 4.00 - 4.25%, due 7/24/2008-10/30/2009;
                 combined market value $17,340)                                                  17,000
    10,000    Lehman Brothers, Inc., 5.27%, acquired on 8/31/2006 and
                 due 9/01/2006 at $10,000 (collateralized by $9,710 of
                 Freddie Mac Notes(g), 5.88%, due 3/21/2011; market value $10,202)               10,000
    17,000    Merrill Lynch Government Securities, Inc., 5.25%, acquired on
                 8/31/2006 and due 9/01/2006 at $17,000 (collateralized by $17,520 of
                 U.S. Treasury Notes, 4.13%, due 8/15/2008; market value $17,345)                17,000

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                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                       MARKET
    AMOUNT                                                                                        VALUE
     (000)    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   $13,500    Morgan Stanley & Co., Inc., 5.25%, acquired on 8/31/2006 and due 9/01/2006 at $13,500 (collateralized by $11,120 of
                 Fannie Mae Notes(g), 6.63% - 7.13%, due 9/15/2009 - 1/15/2030;
                 combined market value $13,875)                                                $ 13,500
                                                                                               --------
                                                                                                 74,300
                                                                                               --------
    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.0%)(j)
    79,932    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.24%(i)                        80
                                                                                               --------
              Total Short-term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $79,380)                                          79,382
                                                                                               --------

              TOTAL INVESTMENTS (COST: $419,701)                                               $719,203
                                                                                               ========

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USAA PRECIOUS METALS AND MINERALS FUND
AUGUST 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the
         Fund), which is classified as nondiversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            5. Repurchase agreements are valued at cost, which approximates market value.

            6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
AUGUST 31, 2006 (UNAUDITED)

            7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of August 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2006, were $301,519,000 and $2,017,000, respectively, resulting in net unrealized appreciation of $299,502,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $641,583,000 at August 31, 2006, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security was fair valued at August 31, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (b) The security or a portion thereof was out on loan as of August 31, 2006. The aggregate fair market value of the loaned portion of these securities as of August 31, 2006, was approximately $76,089,000.

         (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2006, was $836,000, which represented 0.1% of the Fund's net assets.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (e) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair

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           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
AUGUST 31, 2006 (UNAUDITED)

             value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (f) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (g) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (i) Rate represents the money market fund annualized seven-day yield at August 31, 2006.

         (j) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding August 31, 2006.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48049-1006                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 24, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.